Long-Term Investments	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
10.	LONG-TERM INVESTMENTS

	December 31, 2015	December 31, 2014
Equity-method investments	44	56
Cost-method investments	13	13

Total	57	69

Equity-method investments

Equity-method investments as at December 31, 2015 and December 31, 2014 were as follows:

	December 31, 2015		December 31, 2014
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson SA, in liquidation	44	50.0%	43	50.0%
Incard do Brazil Ltda	—	50.0%	3	50.0%
3Sun S.r.l.	—	—	—	—
Other Investment	—	—	10	—

Total	44		56

ST-Ericsson SA, in liquidation

On February 3, 2009, the Company announced the closing of a transaction to combine the businesses of Ericsson Mobile Platforms and ST-NXP Wireless into a new venture, named ST-Ericsson. As part of the transaction, the Company received an interest in ST-Ericsson Holding AG in which the Company owned 50% plus a controlling share. In 2010, ST-Ericsson Holding AG was merged in ST-Ericsson SA.

The Company evaluated that ST-Ericsson SA was a variable interest entity (VIE). The Company determined that it controlled ST-Ericsson SA and therefore consolidated ST-Ericsson SA.

On September 9, 2013, the Company sold 1 ST-Ericsson SA share to Ericsson for its nominal value changing the ownership structure of ST-Ericsson SA to bring both partners to an equal ownership proportion. As a result and in combination with the new shareholder agreement, the Company lost the control of ST-Ericsson SA and as such ST-Ericsson SA was deconsolidated from the Company’s financial statements. The deconsolidation of ST-Ericsson SA did not result in a gain or loss for the Company. The fair value of the Company’s retained noncontrolling interest was evaluated at $55 million. In addition, the Company and its partner signed funding commitment letters, capped at $149 million for each partner, to the residual joint wind-down operations to ensure solvency. These were not drawn as of December 31, 2015.

Before the deconsolidation of ST-Ericsson SA, certain assets and companies of the ST-Ericsson SA group of companies were transferred to both partners for their net book value which was representative of their fair value. The transactions did not result in cash exchange between the partners.

ST-Ericsson SA entered into liquidation on April 15, 2014. For the years 2015 and 2014, the line “Income (loss) on equity-method investments” in the Company’s consolidated statement of income included a profit of $1 million and $9 million respectively in relation with ST-Ericsson SA, while it included a charge of $7 million for the year 2013.

Incard do Brazil Ltda (“IdB”)

IdB is a joint venture equally owned by Valid and the Company that was active in the smart cards business in South America. The Company evaluated that IdB was a VIE. The Company determined that it was the VIE primary beneficiary and therefore consolidated IdB.

Following the discontinuance of IdB’s activities, the Company determined that it was no longer the VIE primary beneficiary and as such IdB was deconsolidated from the Company’s financial statements in the third quarter of 2014. The deconsolidation of IdB did not result in a gain or loss for the Company. The fair value of the Company’s retained noncontrolling interest was evaluated at $4 million. Due to the loss pick-up recognized since the deconsolidation, the value of the investment was nil as of December 31, 2015.

For the years 2015 and 2014, the line “Income (loss) on equity-method investments” in the Company’s consolidated statement of income included a charge of $3 million and $1 million respectively in relation with IdB.

3Sun S.r.l. (“3Sun”)

3Sun was a joint initiative between Enel Green Power, Sharp and the Company for the manufacture of thin film photovoltaic panels in Catania, Italy. Each partner owned a third of the common shares of the entity. The Company has determined that 3Sun was not a VIE. However the Company exercised a significant influence over 3Sun and consequently accounted for its investment in 3Sun under the equity-method.

On July 22, 2014, the Company signed an agreement with Enel Green Power to transfer its equity stake in 3Sun. The agreement’s closing was reached on March 6, 2015 and resulted in ST paying €11.5 million to Enel Green Power in exchange for ST’s full release from any obligation concerning the 3Sun joint venture and Enel Green Power. In addition, ST forgave its €13 million outstanding shareholder loan to the 3Sun joint venture.

For the year 2015, the line “Income (loss) on equity-method investments” in the Company’s consolidated statement of income included a profit of $4 million related to 3Sun, while it included a charge of $51 million and $104 million respectively for the years 2014 and 2013.

Company’s equity-method investments summarized financial information

The summarized financial information of the Company’s equity-method investments as of December 31, 2015 and 2014 and for the years ended December 31, 2015, 2014 and 2013 is presented below:

	December 31, 2015	December 31, 2014
Current assets	127	166
Non-current assets	—	237
Current liabilities	28	117
Non-current liabilities	12	193

	2015	2014	2013
Total revenues	—	136	282
Operating income (loss)	(5)	(46)	(271)
Net income (loss)	(3)	(50)	(282)

Cost-method investments

Cost-method investments as at December 31, 2015 and 2014 are equity securities with no readily determinable fair value. It includes principally the Company’s investment in DNP Photomask Europe S.p.A (“DNP”). The Company has identified the joint venture as a VIE, but has determined that it is not the primary beneficiary. The significant activities of DNP revolve around the creation of masks and development of high level mask technology. The Company does not have the power to direct such activities. The Company’s current maximum exposure to loss as a result of its involvement with the joint venture is limited to its investment. The Company has not provided additional financial support in 2015 and currently has no requirement or intent to provide further financial support to the joint venture.